Earnings Per Share - Schedule of Basic Earnings Per Share (Parenthetical) (Detail) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic earnings per share [abstract]
Additional dividends for the savings shares per share basic	€ 0.011	€ 0.011	€ 0.011